Income Taxes (Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Income Tax Disclosure [Abstract]
U.S. statutory rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal tax benefits	(2.70%)	0.00%	1.80%
Benefit of federal income tax credits	(30.30%)	(18.10%)	(14.40%)
Other, net	(6.90%)	(3.50%)	(1.00%)
Effective income tax rate	(4.90%)	13.40%	21.40%